Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC (the “Depositor”)

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Column Financial, Inc.

Credit Suisse Securities (USA) LLC

Societe Generale Financial Corporation

SG Americas Securities, LLC

(collectively, the “Specified Parties”)

Re:	BX 2022-MVRK Mortgage Trust (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2022-MVRK (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 1 March 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 March 2022

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of three componentized promissory notes evidencing a two-year (with three one-year extension options) floating-rate, interest-only first lien mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first lien mortgages, deeds of trust or deeds to secure debt on the borrowers’ fee simple interests in a portfolio of 77 industrial properties located across ten states (each a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has a related floating rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property that is expected to be as of 9 March 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 9

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Initial Original Term to Maturity (Months) and
ii.	Fully Extended Original Term to Maturity (Months)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

6.	Using the:
a.	Seasoning,
b.	Initial Original Term to Maturity (Months) and
c.	Fully Extended Original Term to Maturity (Months),

as shown on the Final Data File, we recalculated the:

i.	Initial Remaining Term to Maturity (Months) and
ii.	Fully Extended Remaining Term to Maturity (Months)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Initial Original Term to Maturity (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “Original IO Term (Months)”),
b.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term (Months)”) and
ii.	Remaining amortization term of the Mortgage Loan and Mezzanine Loan (the “Remaining Amortization Term (Months)”),
c.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance”) and
d.	Use the “Mezzanine Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Mezzanine Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original IO Term (Months) and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining IO Term (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

9.	Using the “Mortgage Loan Cut-off Date Balance,” as shown on the Final Data File, we recalculated the “% of Mortgage Loan Cut-off Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mezzanine Loan Original Balance,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mezzanine Loan Cut-off Date Balance,
e.	Mortgage Loan Maturity Balance,
f.	Mezzanine Loan Maturity Balance,
g.	Mortgage Loan Margin and
h.	Mezzanine Margin,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Date Balance,
iii.	Total Debt Maturity Balance and
iv.	Total Debt Margin

of the Total Debt associated with the Mortgage Loan, and with respect to i. through iii. above, of the Total Debt associated with each Property. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Loan Margin,
b.	Mezzanine Margin,
c.	Total Debt Margin,
d.	SOFR Floor,
e.	SOFR Rounding Methodology and
f.	SOFR Cap Strike Price,

as shown on the Final Data File, and a SOFR assumption of 0.06000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (at SOFR),
ii.	Mezzanine Loan Interest Rate (at SOFR),
iii.	Total Debt Interest Rate (at SOFR),
iv.	Mortgage Loan Interest Rate (at Cap),
v.	Mezzanine Loan Interest Rate (at Cap) and
vi.	Total Debt Interest Rate (at Cap)

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

12.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate (at SOFR),
c.	Mortgage Loan Interest Rate (at Cap) and
d.	Interest Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service Payment,
ii.	Mortgage Loan Monthly Debt Service Payment (at Cap),
iii.	Mortgage Loan Annual Debt Service Payment and
iv.	Mortgage Loan Annual Debt Service Payment (at Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (at SOFR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment (at Cap)” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (at Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment (at Cap)” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment (at Cap),” as shown on the Final Data File.

Attachment A Page 6 of 9

13.	Using the:
a.	Mezzanine Loan Original Balance,
b.	Mezzanine Loan Interest Rate (at SOFR),
c.	Mezzanine Loan Interest Rate (at Cap) and
d.	Interest Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service Payment,
ii.	Mezzanine Loan Monthly Debt Service Payment (at Cap),
iii.	Mezzanine Loan Annual Debt Service Payment and
iv.	Mezzanine Loan Annual Debt Service Payment (at Cap)

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service Payment” of the Mezzanine Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate (at SOFR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service Payment (at Cap)” of the Mezzanine Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate (at Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service Payment” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service Payment,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service Payment (at Cap)” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service Payment (at Cap),” as shown on the Final Data File.

Attachment A Page 7 of 9

14.	Using the:
a.	Mortgage Loan Annual Debt Service Payment,
b.	Mortgage Loan Annual Debt Service Payment (at Cap),
c.	Mezzanine Loan Annual Debt Service Payment,
d.	Mezzanine Loan Annual Debt Service Payment (at Cap),
e.	Mortgage Loan Monthly Debt Service Payment,
f.	Mortgage Loan Monthly Debt Service Payment (at Cap),
g.	Mezzanine Loan Monthly Debt Service Payment and
h.	Mezzanine Loan Monthly Debt Service Payment (at Cap),

as shown on the Final Data File, we recalculated the:

i.	Total Debt Annual Debt Service Payment,
ii.	Total Debt Annual Debt Service Payment (at Cap),
iii.	Total Debt Monthly Debt Service Payment and
iv.	Total Debt Monthly Debt Service Payment (at Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Mortgage Loan Cut-off Date Balance,
b.	Mortgage Loan Maturity Balance,
c.	Mortgage Loan Annual Debt Service Payment,
d.	Mortgage Loan Annual Debt Service Payment (at Cap),
e.	Portfolio Appraised Value,
f.	Individual As-Is Appraised Value,
g.	Barclays UW NOI,
h.	Barclays UW NCF and
i.	UW Total NRA,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Portfolio Mortgage Loan Cut-off Date LTV,
ii.	Portfolio Mortgage Loan Balloon LTV,
iii.	Property Mortgage Loan Cut-off Date LTV,
iv.	Property Mortgage Loan Balloon LTV,
v.	Mortgage Loan UW NOI Debt Yield,
vi.	Mortgage Loan UW NCF Debt Yield,
vii.	Mortgage Loan UW NOI DSCR,
viii.	Mortgage Loan UW NCF DSCR,
ix.	Mortgage Loan UW NOI DSCR (at Cap),
x.	Mortgage Loan UW NCF DSCR (at Cap),
xi.	Mortgage Loan Cut-off Date Balance per SF,
xii.	Individual As-Is Appraised Value per SF,
xiii.	Portfolio Appraised Value per SF and
xiv.	Portfolio Appraised Value Premium (%)

of the Mortgage Loan and, with respect to xi. and xii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 9

15. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in vii. through x. above to two decimal places.

16.	Using the:
a.	Total Debt Cut-off Date Balance,
b.	Total Debt Maturity Balance,
c.	Total Debt Annual Debt Service Payment,
d.	Total Debt Annual Debt Service Payment (at Cap),
e.	Portfolio Appraised Value,
f.	Individual As-Is Appraised Value,
g.	Barclays UW NOI,
h.	Barclays UW NCF and
i.	UW Total NRA,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Portfolio Total Debt Cut-off Date LTV,
ii.	Portfolio Total Debt Balloon LTV,
iii.	Property Total Debt Cut-off Date LTV,
iv.	Property Total Debt Balloon LTV,
v.	Total Debt UW NOI Debt Yield,
vi.	Total Debt UW NCF Debt Yield,
vii.	Total Debt UW NOI DSCR,
viii.	Total Debt UW NCF DSCR,
ix.	Total Debt UW NOI DSCR (at Cap),
x.	Total Debt UW NCF DSCR (at Cap) and
xi.	Total Debt Cut-off Date Balance per SF

of the Total Debt associated with the Mortgage Loan and, with respect to xi. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in vii. through x. above to two decimal places.

Attachment A Page 9 of 9

17.	Using the columns labeled:
a.	Expire Date and
b.	Annual Rent w/ Steps

for each tenant, as applicable, as shown in the underwritten rent roll Source Document, we recalculated the weighted average remaining lease term of the Mortgage Loan and each Property as of the Reference Date (the “WA Lease Term Remaining”) using the “YEARFRAC” function in Microsoft Excel. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Notes (see Note 1)	21 February 2022

Mortgage Loan Agreement (see Note 1)	28 February 2022

Mezzanine Loan Promissory Notes (see Note 1)	21 February 2022

Mezzanine Loan Agreement (see Note 1)	28 February 2022

Allocated Mortgage Loan and Mezzanine Loan Amount Schedule	Not Dated

Deposit Account Control Agreement (see Note 1)	21 February 2022

Cash Management Agreement (see Note 1)	21 February 2022

Guaranty Agreement (see Note 1)	21 February 2022

Mezzanine Loan Guaranty Agreement (see Note 1)	21 February 2022

Environmental Indemnity Agreement (see Note 1)	21 February 2022

Non-Consolidation Opinion (see Note 1)	21 February 2022

Reserve Guaranty Agreement (see Note 1)	21 February 2022

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	13 February 2022

USPS Internet Site (www.usps.com)	Not Applicable

Engineering Reports	Various

Environmental Phase I Reports	Various

Environmental Phase II Report	12 November 2021

Seismic Reports	Various

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	7 February 2022

Pro Forma Title Policies	Not Dated

Property Management Agreements	Various

Insurance Review Document	11 February 2022

Lease Agreements	Various

CoStar Reports	Various

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report or USPS Internet Site (www.usps.com)
City (see Note 1)	Appraisal Report, Engineering Report or USPS Internet Site (www.usps.com)
State (see Note 1)	Appraisal Report or Engineering Report
Zip	USPS Internet Site (www.usps.com), Appraisal Report or Engineering Report
Year Built	Appraisal Report or Engineering Report
Year Renovated	Appraisal Report
Prop. Type	Appraisal Report
Prop Sub-Type	Underwriter’s Summary Report
CoStar Market	Underwriter’s Summary Report
Max Clear Height (feet)	Underwriter’s Summary Report
Total Dock Doors	Underwriter’s Summary Report
% Office	Underwriter’s Summary Report
UW Occupied NRA	Underwritten Rent Roll
UW Vacant NRA	Underwritten Rent Roll
UW Total NRA	Underwritten Rent Roll
Unit of Measure	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
# of Tenants	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll
Ownership Interest	Pro Forma Title Policy
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Individual As-Is Appraised Value	Appraisal Report
Individual As-Is Appraised Value Date	Appraisal Report
Portfolio Appraised Value Date	Portfolio Appraisal Report
Portfolio Appraised Value	Portfolio Appraisal Report
Engineering Report Date (see Note 13)	Engineering Report
Environmental Phase I Report Date	Environmental Phase I Report
Environmental Phase II (see Note 2)	Environmental Phase II Report
Environmental Phase II Report Date (see Note 2)	Environmental Phase II Report

Exhibit 2 to Attachment A Page 2 of 7

Third Party Information: (continued)

Characteristic	Source Document(s)

PML or SEL (%) (see Note 3)	Seismic Report
Seismic Report Date (see Note 3)	Seismic Report
Earthquake Insurance Required	Insurance Review Document
Blanket Insurance Policy	Insurance Review Document

Major Tenant Information: (see Note 4)

Characteristic	Source Document(s)

Largest Tenant Name	Underwritten Rent Roll
Largest Tenant Lease Exp.	Underwritten Rent Roll
Largest Tenant NRA	Underwritten Rent Roll
Second Largest Tenant Name	Underwritten Rent Roll
Second Largest Lease Exp.	Underwritten Rent Roll
Second Largest NRA	Underwritten Rent Roll
Third Largest Tenant Name	Underwritten Rent Roll
Third Largest Lease Exp.	Underwritten Rent Roll
Third Largest NRA	Underwritten Rent Roll

Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

Year 1 NOI	Underwriter’s Summary Report
Barclays UW NOI	Underwriter’s Summary Report
Year 1 Capital Reserves	Underwriter’s Summary Report
Barclays UW Capital Reserves	Underwriter’s Summary Report
Year 1 Tenant Improvements and Leasing Commissions	Underwriter’s Summary Report
Barclays UW Tenant Improvements and Leasing Commissions	Underwriter’s Summary Report
Year 1 NCF	Underwriter’s Summary Report
Barclays UW NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Ongoing Tax Escrow Monthly	Mortgage Loan Agreement
Tax Escrow Springing Conditions	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Ongoing Insurance Escrow Monthly	Mortgage Loan Agreement
Insurance Escrow Springing Conditions	Mortgage Loan Agreement
Initial Immediate Repairs Escrow	Mortgage Loan Agreement
Initial CapEx Escrow	Mortgage Loan Agreement
Ongoing CapEx Escrow Monthly	Mortgage Loan Agreement
CapEx Escrow Springing Conditions	Mortgage Loan Agreement
Ongoing CapEx Escrow Cap	Mortgage Loan Agreement
Initial TI/LC Escrow	Mortgage Loan Agreement
Ongoing TI/LC Escrow Monthly	Mortgage Loan Agreement
TI/LC Escrow Springing Conditions	Mortgage Loan Agreement
Ongoing TI/LC Escrow Cap	Mortgage Loan Agreement
Initial Other Escrow	Mortgage Loan Agreement
Ongoing Other Escrow Monthly	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Name	Mortgage Loan Promissory Note
Carve-out Guarantor	Guaranty Agreement
Mortgage Loan Original Balance	Allocated Mortgage Loan and Mezzanine Loan Amount Schedule
Mezzanine Loan Original Balance	Allocated Mortgage Loan and Mezzanine Loan Amount Schedule
Mortgage Loan Index	Mortgage Loan Agreement
SOFR Floor (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
SOFR Lookback Days (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual Basis (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amort Type (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Due Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late Payment) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Default) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual (Start) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual (End) (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Loan Payment Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase Description (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Test Description (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Fee Description (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 6)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Lockbox (see Note 7)	Mortgage Loan Agreement
Cash Management Type (see Note 8)	Mortgage Loan Agreement
Cash Management Trigger	Mortgage Loan Agreement
Prepayment Provision	Mortgage Loan Agreement
Spread Maintenance Begin Date (see Notes 9 and 10)	Mortgage Loan Agreement
Spread Maintenance End Date (see Notes 9 and 11)	Mortgage Loan Agreement
Spread Maintenance Period (see Note 9)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Open Period Begin Date (see Notes 9 and 12)	Mortgage Loan Agreement
Open Period (see Note 9)	Mortgage Loan Agreement
Partially Prepayable without Penalty?	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Release Allowed?	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Terrorism Insurance Required	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Property that contains an environmental phase II report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain an environmental phase II report Source Document in the related loan file, the Depositor instructed us to use “No” for the “Environmental Phase II” characteristic and “NAP” for the “Environmental Phase II Report Date” characteristic.

3.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the indicated characteristics.

4.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher underwritten base rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

Exhibit 2 to Attachment A Page 6 of 7

Notes: (continued)

6.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

8.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

9.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any permitted release events or partial prepayments to cure certain trigger periods of the Mortgage Loan, as shown in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the “Spread Maintenance Begin Date” characteristic, the Depositor instructed us to use the first “Payment Due Date” which occurs during the spread maintenance period of the prepayment string, as shown in the applicable Source Document(s).

11.	For the purpose of comparing the “Spread Maintenance End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

12.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Payment Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

13.	For any Property listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:

Property	Characteristic	Provided Value

308-322 Thomas Street	Engineering Report Date	1/6/2022

5700 12th Avenue	Engineering Report Date	11/17/2021

9640 Joe Rodriguez	Engineering Report Date	10/22/2021

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Property Rank
Environmental Insurance Required
Origination Date
Mortgage Loan Margin
Mezzanine Margin
SOFR Rounding Methodology
SOFR Cap Strike Price
SOFR Cap Strike Price (after Extension)
SOFR Cap Expiration Date
SOFR Cap Counterparty
SOFR Cap Counterparty Guarantor Rating (S&P/Moody's)
SOFR Cap Counterparty Guarantor
Loan Purpose
Lockout Period
Lockout Expiration Date
Admin Fee Rate

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.